PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2018
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve
The following table presents the Group’s appropriations to the general reserve fund, statutory surplus reserve and education development reserve as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB

General and statutory surplus reserve	17,348	17,348
Education development reserve	2,688	2,801
Total	20,036	20,149